Ordinary Shares and Structure Section (Details) - USD ($)			6 Months Ended
		Nov. 10, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	May 29, 2023	May 22, 2023
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized	[1]		2,000,000,000		2,000,000,000
Ordinary shares, shares issued	[1]		74,895		74,656
Ordinary shares, shares outstanding	[1]		74,895		74,656
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.001		$ 0.001
Ordinary Shares, issuance cost (in Dollars)		$ 5,379,500		$ 5,379,500
Payment of offering costs (in Dollars)		$ 1,756,440	$ 162,594	$ 1,756,440
Description of reverse stock split			As a result of the Reverse Stock Split, each 200 pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder.
Ordinary Shares [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares authorized						50,000,000		50,000,000
Ordinary shares, shares issued							1	13,125,000
Ordinary shares, shares outstanding	[2]		74,895	73,125	74,656	65,625
Ordinary shares, par value (in Dollars per share)						$ 0.001		$ 0.001
Share issued in initial public offering, shares	[2]			7,500
Ordinary Shares [Member] | Globavend Holdings Limited [Member]
Ordinary Shares and Structure Section [Line Items]
Ordinary shares, shares issued						13,125,000
Ordinary shares, shares outstanding						13,125,000
Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares and Structure Section [Line Items]
Share issued in initial public offering, shares		1,500,000

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025
[2]	Retrospectively applied for effect of reverse stock split on July 21, 2025